Short-term bank loans (Details) ¥ in Millions	Dec. 31, 2018 USD ($)	Aug. 01, 2018 USD ($)	Aug. 01, 2018 CNY (¥)	Dec. 31, 2017 USD ($)
Short-term Bank Loans and Notes Payable	$ 7,683,014	$ 1,966,900	¥ 13	$ 5,208,893
Loan payable One [Member] | Bank of China Lishui Branch [Member]
Short-term Bank Loans and Notes Payable				5,208,893
Loan payable Two [Member] | SPD Bank [Member]
Short-term Bank Loans and Notes Payable	$ 2,874,700			$ 0